SUPPLEMENT DATED OCTOBER 26, 2009
TO

PROSPECTUS DATED MAY 1, 2009

WEALTHQUEST III VARIABLE UNIVERSAL LIFE INDIVIDUAL
FLEXIBLE PREMIUM LIFE INSURANCE CONTRACT
CONTRACT FORM NUMBER WQVUL
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends your prospectus. Please read it carefully and keep it with your prospectus for future reference. The address to use (beginning December 1, 2009) to mail additional purchase payments and other transaction and service requests after a contract has been issued is being changed. More specifically, the prospectus is modified as follows:

1.     Page two (2): Delete the last paragraph as follows:

     “For a full description of the Portfolios referenced in this Prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999 or P.O. Box 1893, Galveston, Texas 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions.”

     and replace it with the following:

     “For a full description of the Portfolios referenced in this Prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. If mail is addressed differently, there may be delays in the processing of requested transactions.”

2.     Page twenty-eight (28): In section titled “Allocation of Premiums and Accumulation Value”, delete the first and second paragraphs as follows:

     “Ways to Make Premium Payments: You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Insurance Company, P.O. Box 1893, Galveston, TX 77553-1893. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.”

     and replace it with the following:

     “Ways to Make Premium Payments: You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.”

3.     Page thirty-two (32): Delete the following sentence in section titled “American National Insurance Company”:

     “Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. You may also contact us at P.O. Box 1893, Galveston, TX 77553-1893.”

and replace it with the following:

“Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. For service and transaction requests write to: American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.”

4.     Page forty-four (44): In section titled “Narrative Explanation”, delete the following fourth paragraph:

     “The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.”

and replace it with the following:

“The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.”

5.     Page fifty-two (52): In section titled “Narrative Explanation”, delete the following fourth paragraph:

     “The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.”

and replace it with the following:

“The premium options and charges calculated for these illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.”

6.     Page fifty-nine (59): In section titled “Other Information”, delete the first paragraph as follows:

     “A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request and SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550 or (800) 306-2959.

     and replace it with the following:

“A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request and SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or (800) 306-2959.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

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